Consolidated Statements of Profit or Loss - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Sales of merchandise		$ 78,044,107	$ 57,333,327	$ 43,987,803
Sales of recyclables		108,836	105,692	90,656
Total revenue		78,152,943	57,439,019	44,078,459
Cost of sales		(65,509,469)	(48,062,913)	(37,038,542)
Gross profit		12,643,474	9,376,106	7,039,917
Sales expenses		(8,122,907)	(6,121,566)	(4,822,912)
Administrative expenses		(5,094,478)	(1,987,075)	(1,386,929)
Other (expense) income - Net		(101,319)	61,044	(36,213)
Operating (loss) profit		(675,230)	1,328,509	793,863
Financial income		172,674	155,863	26,069
Financial costs		(1,508,313)	(1,257,254)	(1,527,107)
Exchange rate fluctuation (loss) gain - Net		(384,951)	490,428	606,270
Financial costs - Net		(1,720,590)	(610,963)	(894,768)
(Loss) profit before income tax		(2,395,820)	717,546	(100,905)
Income tax expense		(443,751)	(383,124)	(205,248)
Consolidated net profit (loss) for the year		(2,839,571)	334,422	(306,153)
Consolidated net loss available to Class A shares		$ (2,839,571)	$ 334,422	(306,153)
Weighted average shares	[1]	115,022,874	109,203,573
Basic (losses) earnings per common share		$ (24.69)	$ 3.06
Diluted (losses) earnings per common share		$ (24.69)	$ 2.4
Consolidated net income available to common stockholders (basic)		$ (2,839,571)	$ 334,422
Weighted average common shares		115,022,874	109,203,573
Consolidated net income available to common stockholders (diluted)		$ (2,839,571)	$ 334,830
Diluted weighted average common shares	[1]	115,022,874	139,606,695
Class A Shares
Earnings per share [line items]
Consolidated net profit (loss) for the year				(306,153)
Consolidated net loss available to Class A shares				$ (306,153)
Weighted average shares	[2]			12,000,000
Basic (losses) earnings per common share				$ (25.51)
Diluted (losses) earnings per common share				$ (25.51)

[1]	For the years ended December 31, 2025 and 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3- for-1 split of common shares occurred in January 2024.
[2]	For the year ended on December 31, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.